Deposits and Subordinated Debt - Subordinated Debt - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Subordinated liabilities [abstract]
Issue of subordinated debt				$ 1,566
Redemption of subordinated debt		$ 900		$ 900